Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 9,311,878	$ 1,107,812	$ 11,993
Accounts receivable net	16,438	122,787	2,974
Other receivable	38,036	167,836	64,821
Inventory	115,587	40,803	113,156
Prepaid inventory (note 3)	177,745
Prepaid expenses and deposits	152,116	245,526	60,741
Total Current Assets	9,811,800	1,684,764	253,685
Investment (Note 18)	24,423	24,423	15,658
Property and Equipment, net	209,238	91,511	94,695
Right-of-use asset, net	32,757	38,506	60,125
Intangible Assets, net	131,676	62,948	57,145
Total Assets	10,209,894	1,902,152	481,308
Current Liabilities
Accounts payable and accrued liabilities	952,407	971,667	969,321
Payroll taxes payable	51,186	48,216	36,844
Related party loan	3,940	23,393	28,638
Promissory notes payable	313,211	367,058	267,881
Convertible promissory note, net		98,982
Loan payable	28,387	184,854
Current lease liability	24,485	23,883	22,000
Total Current Liabilities	1,373,616	1,718,053	1,324,684
Long Term-Lease Liability	8,272	14,624	39,185
Total Liabilities	1,381,888	1,732,677	1,363,869
Shareholders' Equity (Deficit)
Series A & B Preferred Stock, $0.0001 par value, 1,100,000 shares authorized, 1,000 Series A and 0 Series B issued and outstanding, respectively	1	1
Common stock, $0.0001 par value, 299,000,000 shares authorized, 162,763,986, 76,412,359 and 41,906,790 shares issued and outstanding, respectively	16,277	7,640	4,191
Additional paid-in capital	22,539,306	12,658,596	8,642,423
Share subscriptions receivable	(1,577)	(1,577)	(1,577)
Share subscriptions payable	372,131	379,428	2,159,395
Accumulated deficit	(14,089,552)	(12,866,033)	(11,678,413)
Cumulative translation adjustment	(8,580)	(8,580)	(8,580)
Total Shareholders' Equity (Deficit)	8,828,006	169,475	(882,561)
Total Liabilities and Shareholders' Equity (Deficit)	$ 10,209,894	$ 1,902,152	$ 481,308